Quarterly Holdings Report
for
Fidelity Advisor® Limited Term Bond Fund
May 31, 2024
LTB-NPRT3-0724
1.804849.120
Corporate Bonds - 70.4%
	Principal Amount (a)	Value ($)
Convertible Bonds - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Household Durables - 0.0%
Meritage Homes Corp. 1.75% 5/15/28 (b)	10,000	10,225

Leisure Products - 0.0%
Peloton Interactive, Inc. 5.5% 12/1/29 (b)	30,000	30,923

TOTAL CONSUMER DISCRETIONARY		41,148

FINANCIALS - 0.0%
Capital Markets - 0.0%
Coinbase Global, Inc. 0.25% 4/1/30 (b)	10,000	9,620

INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
BlackLine, Inc. 1% 6/1/29 (b)	30,000	28,605

REAL ESTATE - 0.0%
Real Estate Management & Development - 0.0%
Realogy Group LLC/Realogy Co-Issuer Corp. 0.25% 6/15/26	433,000	359,139

TOTAL CONVERTIBLE BONDS		438,512
Nonconvertible Bonds - 70.4%
COMMUNICATION SERVICES - 3.6%
Diversified Telecommunication Services - 1.4%
Altice France SA:
5.125% 7/15/29(b)	1,020,000	684,070
8.125% 2/1/27(b)	400,000	308,327
AT&T, Inc. 1.65% 2/1/28	12,588,000	11,124,221
Cogent Communications Group, Inc. 7% 6/15/27 (b)	650,000	646,954
Connect Finco SARL / Connect U.S. Finco LLC 6.75% 10/1/26 (b)	540,000	510,055
Consolidated Communications, Inc. 5% 10/1/28 (b)	400,000	327,999
NTT Finance Corp. 1.591% 4/3/28 (b)	10,000,000	8,773,781
Verizon Communications, Inc. 2.355% 3/15/32	6,779,000	5,503,323
Zayo Group Holdings, Inc. 4% 3/1/27 (b)	450,000	350,905
		28,229,635
Entertainment - 0.1%
Live Nation Entertainment, Inc. 4.75% 10/15/27 (b)	1,450,000	1,373,769

Media - 1.2%
Advantage Sales & Marketing, Inc. 6.5% 11/15/28 (b)	400,000	359,967
Altice Financing SA 5% 1/15/28 (b)	1,400,000	1,105,935
CCO Holdings LLC/CCO Holdings Capital Corp. 5.125% 5/1/27 (b)	2,400,000	2,293,799
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 6.15% 11/10/26	8,070,000	8,133,028
Clear Channel Outdoor Holdings, Inc. 9% 9/15/28 (b)	1,000,000	1,040,806
Discovery Communications LLC 3.625% 5/15/30	1,664,000	1,464,216
iHeartCommunications, Inc. 4.75% 1/15/28 (b)	500,000	264,298
Sirius XM Radio, Inc. 3.125% 9/1/26 (b)	2,000,000	1,871,448
Univision Communications, Inc. 8% 8/15/28 (b)	350,000	344,720
Warnermedia Holdings, Inc.:
3.638% 3/15/25	1,048,000	1,030,201
3.755% 3/15/27	7,549,000	7,158,801
		25,067,219
Wireless Telecommunication Services - 0.9%
C&W Senior Finance Ltd. 6.875% 9/15/27 (b)	2,400,000	2,288,304
Rogers Communications, Inc. 2.95% 3/15/25	5,568,000	5,443,598
T-Mobile U.S.A., Inc. 2.625% 4/15/26	10,100,000	9,576,005
		17,307,907
TOTAL COMMUNICATION SERVICES		71,978,530

CONSUMER DISCRETIONARY - 4.8%
Automobile Components - 0.2%
Clarios Global LP / Clarios U.S. Finance Co. 6.75% 5/15/28 (b)	1,210,000	1,222,722
Hertz Corp. 4.625% 12/1/26 (b)	175,000	135,872
Macquarie AirFinance Holdings 8.125% 3/30/29 (b)	1,050,000	1,105,616
Phinia, Inc. 6.75% 4/15/29 (b)	155,000	156,132
The Goodyear Tire & Rubber Co. 4.875% 3/15/27	560,000	538,064
		3,158,406
Automobiles - 2.6%
Aston Martin Capital Holdings Ltd. 10% 3/31/29 (b)	200,000	192,900
General Motors Financial Co., Inc.:
1.25% 1/8/26	8,359,000	7,810,593
2.35% 2/26/27	7,500,000	6,909,641
5.8% 6/23/28	7,500,000	7,562,971
6% 1/9/28	5,000,000	5,079,404
Hyundai Capital America 5.8% 6/26/25 (b)	6,250,000	6,252,636
McLaren Finance PLC 7.5% 8/1/26 (b)	220,000	189,860
Volkswagen Group of America Finance LLC:
1.25% 11/24/25(b)	15,040,000	14,124,009
3.95% 6/6/25(b)	3,270,000	3,212,846
		51,334,860
Distributors - 0.0%
The Gates Corp. 6.875% 7/1/29 (b)(c)	305,000	307,929

Diversified Consumer Services - 0.1%
Sotheby's 7.375% 10/15/27 (b)	560,000	487,450
TKC Holdings, Inc. 10.5% 5/15/29 (b)	1,050,000	1,034,715
WASH Multifamily Acquisition, Inc. 5.75% 4/15/26 (b)	1,250,000	1,215,122
		2,737,287
Hotels, Restaurants & Leisure - 0.8%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
3.875% 1/15/28(b)	650,000	603,848
5.75% 4/15/25(b)	350,000	348,648
Affinity Interactive 6.875% 12/15/27 (b)	1,000,000	889,916
Aramark Services, Inc. 5% 4/1/25 (b)	1,000,000	991,607
Boyd Gaming Corp. 4.75% 12/1/27	450,000	428,333
Carnival Corp. 7.625% 3/1/26 (b)	2,400,000	2,413,013
Churchill Downs, Inc.:
4.75% 1/15/28(b)	300,000	284,206
6.75% 5/1/31(b)	500,000	497,465
Hilton Grand Vacations Borrower Escrow LLC 6.625% 1/15/32 (b)	250,000	248,708
International Game Technology PLC 4.125% 4/15/26 (b)	800,000	774,940
Las Vegas Sands Corp. 3.5% 8/18/26	400,000	379,876
Life Time, Inc. 5.75% 1/15/26 (b)	400,000	397,697
Light & Wonder International, Inc. 7% 5/15/28 (b)	1,000,000	1,005,764
Melco Resorts Finance Ltd. 5.25% 4/26/26 (b)	200,000	193,062
MGM Resorts International 4.625% 9/1/26	930,000	902,178
NCL Corp. Ltd. 5.875% 3/15/26 (b)	900,000	884,909
Ontario Gaming GTA LP / OTG Co. issuer, Inc. 8% 8/1/30 (b)	250,000	256,294
Royal Caribbean Cruises Ltd.:
5.5% 4/1/28(b)	1,050,000	1,025,760
7.25% 1/15/30(b)	800,000	826,405
Six Flags Entertainment Corp. 5.5% 4/15/27 (b)	550,000	539,269
Station Casinos LLC 6.625% 3/15/32 (b)	300,000	294,505
Studio City Finance Ltd. 5% 1/15/29 (b)	200,000	174,182
Viking Cruises Ltd. 9.125% 7/15/31 (b)	1,000,000	1,077,258
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25% 5/15/27 (b)	300,000	292,005
		15,729,848
Household Durables - 0.1%
Beazer Homes U.S.A., Inc. 7.5% 3/15/31 (b)	160,000	159,717
Landsea Homes Corp. 8.875% 4/1/29 (b)	195,000	189,028
Newell Brands, Inc. 5.7% 4/1/26	650,000	641,822
Tempur Sealy International, Inc. 4% 4/15/29 (b)	850,000	762,217
		1,752,784
Leisure Products - 0.2%
Brunswick Corp. 5.85% 3/18/29	4,539,000	4,531,944
Mattel, Inc. 5.875% 12/15/27 (b)	450,000	448,355
		4,980,299
Specialty Retail - 0.7%
Advance Auto Parts, Inc. 5.95% 3/9/28	6,525,000	6,470,619
AutoZone, Inc.:
3.625% 4/15/25	545,000	535,746
6.25% 11/1/28	3,398,000	3,527,602
Hudson Automotive Group 8% 5/15/32 (b)	125,000	128,823
O'Reilly Automotive, Inc. 5.75% 11/20/26	1,697,000	1,713,490
Staples, Inc.:
7.5% 4/15/26(b)	700,000	699,875
10.75% 9/1/29(b)(c)	260,000	251,578
Wand NewCo 3, Inc. 7.625% 1/30/32 (b)	300,000	307,410
		13,635,143
Textiles, Apparel & Luxury Goods - 0.1%
Hanesbrands, Inc. 4.875% 5/15/26 (b)	900,000	873,082
Tapestry, Inc. 7% 11/27/26	891,000	914,825
		1,787,907
TOTAL CONSUMER DISCRETIONARY		95,424,463

CONSUMER STAPLES - 4.9%
Beverages - 0.5%
Molson Coors Beverage Co. 3% 7/15/26	10,575,000	10,074,063

Consumer Staples Distribution & Retail - 1.2%
7-Eleven, Inc.:
0.95% 2/10/26(b)	7,891,000	7,318,329
1.3% 2/10/28(b)	3,614,000	3,137,542
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.25% 3/15/26(b)	1,100,000	1,047,660
6.5% 2/15/28(b)	1,000,000	1,007,238
Dollar General Corp. 4.625% 11/1/27	4,000,000	3,911,326
Dollar Tree, Inc. 4% 5/15/25	6,000,000	5,914,208
KeHE Distributor / Nextwave 9% 2/15/29 (b)	350,000	354,524
Performance Food Group, Inc. 5.5% 10/15/27 (b)	400,000	389,858
		23,080,685
Food Products - 0.9%
Campbell Soup Co. 5.3% 3/20/26	1,106,000	1,103,504
Chobani LLC/Finance Corp., Inc. 7.625% 7/1/29 (b)	250,000	254,679
JDE Peet's BV:
0.8% 9/24/24(b)	8,000,000	7,869,130
1.375% 1/15/27(b)	10,440,000	9,432,873
Post Holdings, Inc. 5.625% 1/15/28 (b)	200,000	195,412
		18,855,598
Personal Care Products - 0.1%
Coty, Inc. 5% 4/15/26 (b)	1,100,000	1,083,584

Tobacco - 2.2%
Altria Group, Inc. 2.35% 5/6/25	1,003,000	973,126
BAT International Finance PLC:
1.668% 3/25/26	15,000,000	14,007,817
3.95% 6/15/25(b)	5,000,000	4,911,904
5.931% 2/2/29	5,000,000	5,106,925
Imperial Tobacco Finance PLC 4.25% 7/21/25 (b)	13,000,000	12,774,688
Philip Morris International, Inc. 4.875% 2/13/29	6,400,000	6,308,206
		44,082,666
TOTAL CONSUMER STAPLES		97,176,596

ENERGY - 5.2%
Energy Equipment & Services - 0.1%
Kodiak Gas Services LLC 7.25% 2/15/29 (b)	350,000	355,314
Seadrill Finance Ltd. 8.375% 8/1/30 (b)	450,000	472,339
Transocean Aquila Ltd. 8% 9/30/28 (b)	1,100,000	1,118,328
U.S.A. Compression Partners LP/U.S.A. Compression Finance Corp. 7.125% 3/15/29 (b)	240,000	240,272
Valaris Ltd. 8.375% 4/30/30 (b)	300,000	310,080
		2,496,333
Oil, Gas & Consumable Fuels - 5.1%
Baytex Energy Corp. 7.375% 3/15/32 (b)	260,000	263,009
Buckeye Partners LP:
4.125% 3/1/25(b)	500,000	490,391
4.125% 12/1/27	1,400,000	1,298,338
California Resources Corp.:
7.125% 2/1/26(b)	250,000	251,262
8.25% 6/15/29(b)(c)	610,000	610,944
Calumet Specialty Products Partners LP/Calumet Finance Corp. 9.75% 7/15/28 (b)	300,000	284,891
Canacol Energy Ltd. 5.75% 11/24/28 (b)	235,000	123,299
Canadian Natural Resources Ltd. 2.05% 7/15/25	3,668,000	3,521,795
Cheniere Energy, Inc. 4.625% 10/15/28	600,000	577,746
Chesapeake Energy Corp. 5.5% 2/1/26 (b)	200,000	197,788
Citgo Petroleum Corp. 6.375% 6/15/26 (b)	500,000	500,147
CrownRock LP/CrownRock Finance, Inc. 5.625% 10/15/25 (b)	850,000	847,857
CVR Energy, Inc. 8.5% 1/15/29 (b)	600,000	602,565
Delek Logistics Partners LP/Delek Logistics Finance Corp. 8.625% 3/15/29 (b)	600,000	613,521
Diamondback Energy, Inc. 5.2% 4/18/27	5,172,000	5,160,907
EG Global Finance PLC 12% 11/30/28 (b)	1,600,000	1,657,167
Enbridge, Inc.:
1.6% 10/4/26	10,000,000	9,160,497
2.5% 2/14/25	1,440,000	1,408,369
5.9% 11/15/26	2,300,000	2,324,841
Energy Transfer LP 2.9% 5/15/25	7,150,000	6,961,107
EnLink Midstream Partners LP 4.85% 7/15/26	500,000	488,860
EQM Midstream Partners LP 7.5% 6/1/27 (b)	1,000,000	1,021,687
Genesis Energy LP/Genesis Energy Finance Corp.:
7.875% 5/15/32	100,000	100,213
8% 1/15/27	1,150,000	1,171,988
Global Partners LP/GLP Finance Corp. 7% 8/1/27	2,150,000	2,157,501
Harvest Midstream I LP 7.5% 5/15/32 (b)	380,000	385,153
Hess Corp. 4.3% 4/1/27	4,500,000	4,380,321
Hess Midstream Operations LP 5.625% 2/15/26 (b)	900,000	894,322
Kinetik Holdings LP 6.625% 12/15/28 (b)	450,000	454,747
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp. 6% 8/1/26 (b)	450,000	442,524
Matador Resources Co. 6.5% 4/15/32 (b)	340,000	339,337
MPLX LP 1.75% 3/1/26	15,044,000	14,085,357
New Fortress Energy, Inc. 6.5% 9/30/26 (b)	1,950,000	1,835,429
NGL Energy Operating LLC/NGL Energy Finance Corp. 8.125% 2/15/29 (b)	350,000	356,282
Northern Oil & Gas, Inc. 8.75% 6/15/31 (b)	300,000	314,322
Occidental Petroleum Corp. 5.875% 9/1/25	1,900,000	1,899,595
PBF Holding Co. LLC/PBF Finance Corp. 7.875% 9/15/30 (b)	550,000	564,976
Petroleos Mexicanos:
6.49% 1/23/27	6,035,000	5,741,699
6.5% 3/13/27	12,000,000	11,320,800
Phillips 66 Co. 3.85% 4/9/25	7,000,000	6,898,087
Range Resources Corp. 4.875% 5/15/25	450,000	446,130
Sitio Royalties OP / Sitio Finance Corp. 7.875% 11/1/28 (b)	1,000,000	1,037,524
SM Energy Co. 6.625% 1/15/27	450,000	447,382
Southwestern Energy Co. 5.7% 1/23/25 (d)	400,000	398,218
Sunoco LP/Sunoco Finance Corp. 6% 4/15/27	1,000,000	991,233
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp. 6% 3/1/27 (b)	950,000	930,187
The Williams Companies, Inc. 5.4% 3/2/26	1,334,000	1,331,546
Valero Energy Corp. 2.85% 4/15/25	2,437,000	2,377,600
Venture Global Calcasieu Pass LLC 6.25% 1/15/30 (b)	250,000	250,601
Western Midstream Operating LP 6.35% 1/15/29	846,000	869,782
		100,789,844
TOTAL ENERGY		103,286,177

FINANCIALS - 31.5%
Banks - 18.5%
ABN AMRO Bank NV 1.542% 6/16/27 (b)(e)	8,114,000	7,447,557
Banco Santander SA 1.722% 9/14/27 (e)	5,000,000	4,568,560
Bank of America Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.290% 5.08% 1/20/27(e)(f)	7,000,000	6,949,718
1.197% 10/24/26(e)	13,673,000	12,859,471
1.319% 6/19/26(e)	16,000,000	15,280,537
1.734% 7/22/27(e)	7,174,000	6,624,795
2.015% 2/13/26(e)	11,000,000	10,714,082
5.819% 9/15/29(e)	3,400,000	3,457,527
Bank of Ireland Group PLC 5.601% 3/20/30 (b)(e)	3,531,000	3,488,257
Barclays PLC:
2.279% 11/24/27(e)	5,000,000	4,609,207
2.852% 5/7/26(e)	18,848,000	18,344,599
5.69% 3/12/30(e)	1,821,000	1,819,825
BNP Paribas SA:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.000% 1.323% 1/13/27(b)(e)(f)	7,417,000	6,916,617
2.219% 6/9/26(b)(e)	8,627,000	8,324,058
BPCE SA:
1.652% 10/6/26(b)(e)	20,000,000	18,893,005
2.045% 10/19/27(b)(e)	6,865,000	6,300,857
Capital One NA 2.28% 1/28/26 (e)	7,000,000	6,829,453
Citigroup, Inc.:
2.014% 1/25/26(e)	7,350,000	7,171,576
3.106% 4/8/26(e)	10,000,000	9,780,039
4.075% 4/23/29(e)	3,600,000	3,439,324
5.61% 9/29/26(e)	4,000,000	3,998,445
Cooperatieve Rabobank UA 1.98% 12/15/27 (b)(e)	7,500,000	6,864,489
Danske Bank A/S 6.259% 9/22/26 (b)(e)	5,262,000	5,296,330
DNB Bank ASA:
1.535% 5/25/27(b)(e)	4,643,000	4,289,867
1.605% 3/30/28(b)(e)	9,570,000	8,594,630
HAT Holdings I LLC/HAT Holdings II LLC 8% 6/15/27 (b)	300,000	311,378
HSBC Holdings PLC:
1.645% 4/18/26(e)	6,567,000	6,334,572
5.21% 8/11/28(e)	4,327,000	4,286,855
5.597% 5/17/28(e)	6,300,000	6,317,821
ING Groep NV:
1.726% 4/1/27(e)	4,192,000	3,909,382
5.335% 3/19/30(e)	2,890,000	2,866,961
Intesa Sanpaolo SpA 5.71% 1/15/26 (b)	5,031,000	4,982,366
JPMorgan Chase & Co.:
1.045% 11/19/26(e)	15,000,000	14,043,501
1.47% 9/22/27(e)	10,000,000	9,151,103
2.956% 5/13/31(e)	12,053,000	10,486,745
5.571% 4/22/28(e)	3,266,000	3,286,445
Lloyds Banking Group PLC 2.438% 2/5/26 (e)	2,636,000	2,576,998
Mitsubishi UFJ Financial Group, Inc.:
1.412% 7/17/25	8,000,000	7,642,743
1.538% 7/20/27(e)	10,000,000	9,217,979
1.64% 10/13/27(e)	5,000,000	4,579,437
Mizuho Financial Group, Inc. 1.234% 5/22/27 (e)	10,000,000	9,209,773
NatWest Markets PLC 5.416% 5/17/27 (b)	4,000,000	3,995,785
Regions Financial Corp. 2.25% 5/18/25	3,135,000	3,032,070
Santander Holdings U.S.A., Inc.:
2.49% 1/6/28(e)	2,768,000	2,537,779
3.45% 6/2/25	5,700,000	5,564,446
5.807% 9/9/26(e)	3,000,000	2,984,540
Societe Generale:
1.488% 12/14/26(b)(e)	7,870,000	7,354,599
1.792% 6/9/27(b)(e)	6,750,000	6,218,284
2.625% 10/16/24(b)	1,530,000	1,511,778
Sumitomo Mitsui Financial Group, Inc. 1.474% 7/8/25	5,000,000	4,784,504
Wells Fargo & Co.:
2.164% 2/11/26(e)	10,000,000	9,756,177
2.188% 4/30/26(e)	5,000,000	4,842,591
4.3% 7/22/27	7,000,000	6,804,399
5.707% 4/22/28(e)	6,200,000	6,242,438
6.303% 10/23/29(e)	5,800,000	6,001,869
Western Alliance Bancorp. 3% 6/15/31 (e)	500,000	447,500
Westpac Banking Corp. 4.11% 7/24/34 (e)	1,710,000	1,571,795
		365,717,438
Capital Markets - 5.4%
Ares Capital Corp. 3.25% 7/15/25	10,000,000	9,688,180
Athene Global Funding:
1.73% 10/2/26(b)	5,000,000	4,573,143
5.516% 3/25/27(b)	7,000,000	6,984,850
Blackstone Private Credit Fund 4.7% 3/24/25	8,250,000	8,161,404
Deutsche Bank AG 4.5% 4/1/25	2,904,000	2,865,936
Deutsche Bank AG New York Branch:
2.129% 11/24/26(e)	14,479,000	13,711,192
2.311% 11/16/27(e)	7,028,000	6,458,740
Goldman Sachs Group, Inc.:
2.64% 2/24/28(e)	10,000,000	9,293,822
6.484% 10/24/29(e)	3,900,000	4,058,433
Morgan Stanley:
2.188% 4/28/26(e)	5,000,000	4,844,225
6.407% 11/1/29(e)	3,900,000	4,058,846
Nomura Holdings, Inc. 1.653% 7/14/26	12,500,000	11,512,451
Nuveen LLC 5.55% 1/15/30 (b)	984,000	986,214
State Street Corp. 2.901% 3/30/26 (e)	305,000	297,822
UBS Group AG:
1.305% 2/2/27(b)(e)	10,000,000	9,274,539
2.593% 9/11/25(b)(e)	4,805,000	4,761,495
6.373% 7/15/26(b)(e)	4,500,000	4,522,000
		106,053,292
Consumer Finance - 3.7%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.65% 10/29/24	1,507,000	1,481,598
1.75% 1/30/26	7,095,000	6,658,308
2.45% 10/29/26	2,102,000	1,955,860
6.1% 1/15/27	5,500,000	5,579,429
6.45% 4/15/27	3,836,000	3,926,643
Ally Financial, Inc.:
5.125% 9/30/24	4,760,000	4,748,572
6.848% 1/3/30(e)	5,700,000	5,847,536
Capital One Financial Corp.:
1.878% 11/2/27(e)	7,000,000	6,395,924
5.468% 2/1/29(e)	1,983,000	1,967,067
7.149% 10/29/27(e)	5,000,000	5,166,746
Capstone Borrower, Inc. 8% 6/15/30 (b)	110,000	111,738
Encore Capital Group, Inc. 9.25% 4/1/29 (b)	200,000	208,139
Ford Motor Credit Co. LLC:
2.3% 2/10/25	5,000,000	4,876,585
3.375% 11/13/25	8,000,000	7,723,790
5.85% 5/17/27	4,000,000	3,998,176
6.95% 6/10/26	6,500,000	6,615,999
Navient Corp. 6.75% 6/15/26	715,000	713,657
OneMain Finance Corp.:
3.5% 1/15/27	250,000	231,224
6.875% 3/15/25	1,100,000	1,107,845
7.5% 5/15/31	1,215,000	1,215,577
PRA Group, Inc. 8.875% 1/31/30 (b)	105,000	103,821
Synchrony Financial 4.25% 8/15/24	2,551,000	2,542,020
		73,176,254
Financial Services - 1.4%
Block, Inc. 6.5% 5/15/32 (b)	405,000	408,763
Corebridge Financial, Inc.:
3.5% 4/4/25	943,000	925,642
3.65% 4/5/27	1,345,000	1,284,402
Corebridge Global Funding 0.9% 9/22/25 (b)	7,000,000	6,582,559
Enact Holdings, Inc. 6.5% 8/15/25 (b)	200,000	201,450
Freedom Mortgage Corp. 7.625% 5/1/26 (b)	560,000	556,415
GGAM Finance Ltd. 7.75% 5/15/26 (b)	1,250,000	1,273,711
Gn Bondco LLC 9.5% 10/15/31 (b)	400,000	364,415
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 5.25% 5/15/27	1,750,000	1,607,813
Jackson Financial, Inc. 5.17% 6/8/27	1,397,000	1,382,183
Jbs U.S.A. Holding Lux/ Jbs U.S.A. F 2.5% 1/15/27	5,515,000	5,078,605
Nationwide Building Society 6.557% 10/18/27 (b)(e)	5,800,000	5,914,774
PayPal Holdings, Inc. 1.65% 6/1/25	2,097,000	2,019,327
The Western Union Co. 2.85% 1/10/25	1,242,000	1,219,345
		28,819,404
Insurance - 2.4%
Acrisure LLC / Acrisure Finance, Inc. 8.25% 2/1/29 (b)	500,000	502,415
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer 7% 1/15/31 (b)	200,000	200,523
Empower Finance 2020 LP 1.357% 9/17/27 (b)	5,321,000	4,682,022
Equitable Financial Life Global Funding:
1.4% 8/27/27(b)	15,000,000	13,183,239
1.7% 11/12/26(b)	5,000,000	4,555,131
Great-West Lifeco U.S. Finance 2020 LP 0.904% 8/12/25 (b)	3,381,000	3,200,152
Guardian Life Global Funding 1.4% 7/6/27 (b)	8,010,000	7,161,827
Panther Escrow Issuer LLC 7.125% 6/1/31 (b)	330,000	332,746
Protective Life Global Funding 3.218% 3/28/25 (b)	1,979,000	1,941,196
RGA Global Funding:
2% 11/30/26(b)	3,680,000	3,376,756
5.448% 5/24/29(b)	2,658,000	2,658,595
Willis Group North America, Inc. 4.5% 9/15/28	5,000,000	4,831,935
		46,626,537
Mortgage Real Estate Investment Trusts - 0.1%
Rithm Capital Corp. 8% 4/1/29 (b)	120,000	116,780
Starwood Property Trust, Inc. 4.75% 3/15/25	1,500,000	1,474,829
		1,591,609
TOTAL FINANCIALS		621,984,534

HEALTH CARE - 3.9%
Biotechnology - 0.3%
Amgen, Inc. 5.15% 3/2/28	6,578,000	6,560,362

Health Care Equipment & Supplies - 0.5%
Alcon Finance Corp. 2.75% 9/23/26 (b)	4,038,000	3,808,599
Boston Scientific Corp. 1.9% 6/1/25	5,000,000	4,826,835
Sotera Health Holdings LLC 7.375% 6/1/31 (b)	200,000	198,277
		8,833,711
Health Care Providers & Services - 1.7%
Centene Corp. 2.45% 7/15/28	2,360,000	2,080,910
CHS/Community Health Systems, Inc. 5.625% 3/15/27 (b)	1,950,000	1,846,945
CVS Health Corp. 5% 2/20/26	8,000,000	7,923,645
HCA Holdings, Inc.:
3.125% 3/15/27	7,100,000	6,689,486
5.875% 2/15/26	650,000	650,983
Humana, Inc. 5.75% 12/1/28	6,000,000	6,095,700
ICON Investments Six Designated Activity 5.809% 5/8/27	4,656,000	4,691,738
LifePoint Health, Inc. 11% 10/15/30 (b)	300,000	330,494
Modivcare, Inc. 5.875% 11/15/25 (b)	250,000	248,589
Surgery Center Holdings, Inc. 7.25% 4/15/32 (b)	295,000	297,214
Tenet Healthcare Corp. 5.125% 11/1/27	2,300,000	2,241,111
U.S. Acute Care Solutions 9.75% 5/15/29 (b)	90,000	86,769
		33,183,584
Health Care Technology - 0.1%
IQVIA, Inc. 5% 5/15/27 (b)	1,650,000	1,602,820

Pharmaceuticals - 1.3%
1375209 BC Ltd. 9% 1/30/28 (b)	550,000	531,392
Bausch Health Companies, Inc.:
5.5% 11/1/25(b)	1,150,000	1,084,554
11% 9/30/28(b)	900,000	785,250
Bayer U.S. Finance II LLC:
3.375% 7/15/24(b)	5,000,000	4,984,551
4.25% 12/15/25(b)	10,500,000	10,242,080
Bayer U.S. Finance LLC 3.375% 10/8/24 (b)	7,000,000	6,939,100
Jazz Securities DAC 4.375% 1/15/29 (b)	465,000	427,711
Organon & Co. / Organon Foreign Debt Co-Issuer BV 4.125% 4/30/28 (b)	550,000	508,025
Viatris, Inc. 1.65% 6/22/25	480,000	459,415
		25,962,078
TOTAL HEALTH CARE		76,142,555

INDUSTRIALS - 5.3%
Aerospace & Defense - 1.5%
BAE Systems PLC:
5% 3/26/27(b)	1,667,000	1,652,049
5.125% 3/26/29(b)	1,551,000	1,538,520
Bombardier, Inc. 7% 6/1/32 (b)(c)	405,000	406,477
Howmet Aerospace, Inc. 6.875% 5/1/25	1,750,000	1,766,531
L3Harris Technologies, Inc. 5.4% 1/15/27	6,000,000	6,017,763
Rolls-Royce PLC 5.75% 10/15/27 (b)	450,000	449,729
RTX Corp. 5.75% 1/15/29	1,205,000	1,236,198
The Boeing Co.:
3.2% 3/1/29	7,200,000	6,327,820
4.875% 5/1/25	3,000,000	2,967,940
6.259% 5/1/27(b)	418,000	420,774
TransDigm, Inc.:
5.5% 11/15/27	3,250,000	3,160,625
6.375% 3/1/29(b)	3,050,000	3,043,383
		28,987,809
Building Products - 0.3%
Advanced Drain Systems, Inc. 5% 9/30/27 (b)	250,000	241,806
AmeriTex Holdco Intermediate LLC 10.25% 10/15/28 (b)	350,000	366,826
Carrier Global Corp.:
2.242% 2/15/25	548,000	534,845
5.8% 11/30/25	3,934,000	3,951,755
		5,095,232
Commercial Services & Supplies - 0.6%
Allied Universal Holdco LLC 7.875% 2/15/31 (b)	350,000	348,920
APX Group, Inc. 6.75% 2/15/27 (b)	1,500,000	1,494,518
Artera Services LLC 8.5% 2/15/31 (b)	700,000	715,246
Brand Industrial Services, Inc. 10.375% 8/1/30 (b)	750,000	805,159
CoreCivic, Inc. 8.25% 4/15/29	200,000	208,858
GFL Environmental, Inc. 4% 8/1/28 (b)	930,000	850,392
Madison IAQ LLC 4.125% 6/30/28 (b)	700,000	648,633
Neptune BidCo U.S., Inc. 9.29% 4/15/29 (b)	350,000	334,250
Prime Securities Services Borrower LLC/Prime Finance, Inc. 5.75% 4/15/26 (b)	850,000	843,985
Republic Services, Inc. 0.875% 11/15/25	5,000,000	4,685,767
The GEO Group, Inc.:
8.625% 4/15/29(b)	425,000	437,455
10.25% 4/15/31(b)	400,000	420,965
		11,794,148
Construction & Engineering - 0.1%
AECOM 5.125% 3/15/27	900,000	876,257
Pike Corp. 8.625% 1/31/31 (b)	250,000	263,320
		1,139,577
Electrical Equipment - 0.1%
Sensata Technologies BV 5% 10/1/25 (b)	2,300,000	2,316,737

Ground Transportation - 0.2%
Canadian Pacific Railway Co. 1.75% 12/2/26	2,099,000	1,927,241
Genesee & Wyoming, Inc. 6.25% 4/15/32 (b)	300,000	296,524
Uber Technologies, Inc. 7.5% 9/15/27 (b)	900,000	916,649
XPO, Inc. 6.25% 6/1/28 (b)	450,000	448,642
		3,589,056
Machinery - 1.1%
Daimler Trucks Finance North America LLC 2% 12/14/26 (b)	5,000,000	4,601,125
ESAB Corp. 6.25% 4/15/29 (b)	360,000	360,825
Ingersoll Rand, Inc.:
5.176% 6/15/29	4,200,000	4,190,620
5.197% 6/15/27	4,200,000	4,200,064
Otis Worldwide Corp. 2.056% 4/5/25	7,000,000	6,798,461
TK Elevator U.S. Newco, Inc. 5.25% 7/15/27 (b)	1,300,000	1,254,156
		21,405,251
Marine Transportation - 0.0%
Seaspan Corp. 5.5% 8/1/29 (b)	650,000	579,234

Passenger Airlines - 0.7%
American Airlines 2019-1 Class B Pass Through Trust equipment trust certificate 3.85% 8/15/29	3,456,539	3,192,550
American Airlines, Inc. 7.25% 2/15/28 (b)	400,000	399,421
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. 5.5% 4/20/26 (b)	1,400,000	1,386,770
Delta Air Lines, Inc. 2.9% 10/28/24	5,500,000	5,438,344
United Airlines 2019-2 Class B Pass Through Trust equipment trust certificate 3.5% 11/1/29	2,193,942	2,033,729
United Airlines, Inc. 4.375% 4/15/26 (b)	1,300,000	1,252,629
		13,703,443
Professional Services - 0.0%
CoreLogic, Inc. 4.5% 5/1/28 (b)	650,000	587,225
TriNet Group, Inc. 7.125% 8/15/31 (b)	500,000	504,723
		1,091,948
Trading Companies & Distributors - 0.2%
Air Lease Corp. 2.2% 1/15/27	3,565,000	3,279,086
Fortress Transportation & Infrastructure Investors LLC 7.875% 12/1/30 (b)	400,000	417,981
United Rentals North America, Inc.:
3.875% 11/15/27	550,000	516,934
6.125% 3/15/34(b)	500,000	490,525
		4,704,526
Transportation Infrastructure - 0.5%
Avolon Holdings Funding Ltd.:
2.875% 2/15/25(b)	7,180,000	7,015,195
3.95% 7/1/24(b)	955,000	953,417
5.5% 1/15/26(b)	2,089,000	2,069,087
		10,037,699
TOTAL INDUSTRIALS		104,444,660

INFORMATION TECHNOLOGY - 2.6%
Communications Equipment - 0.1%
HTA Group Ltd. 7.5% 6/4/29 (b)(c)	715,000	710,245
Hughes Satellite Systems Corp. 5.25% 8/1/26	500,000	338,703
ViaSat, Inc. 5.625% 9/15/25 (b)	550,000	533,403
		1,582,351
Electronic Equipment, Instruments & Components - 0.5%
Amphenol Corp. 5.05% 4/5/29	1,216,000	1,212,545
Dell International LLC/EMC Corp. 5.25% 2/1/28	8,564,000	8,598,297
Insight Enterprises, Inc. 6.625% 5/15/32 (b)	165,000	166,092
Sensata Technologies, Inc. 6.625% 7/15/32 (b)(c)	225,000	225,739
		10,202,673
IT Services - 0.1%
Acuris Finance U.S. 5% 5/1/28 (b)	1,250,000	1,135,923
Camelot Finance SA 4.5% 11/1/26 (b)	950,000	916,554
		2,052,477
Semiconductors & Semiconductor Equipment - 1.0%
Broadcom, Inc. 1.95% 2/15/28 (b)	15,000,000	13,346,651
Micron Technology, Inc. 4.185% 2/15/27	6,000,000	5,825,763
		19,172,414
Software - 0.9%
Black Knight InfoServ LLC 3.625% 9/1/28 (b)	5,500,000	5,142,500
CNT PRNT/CDK GLO II/FIN 8% 6/15/29 (b)	1,000,000	1,026,649
Open Text Corp. 3.875% 2/15/28 (b)	1,700,000	1,562,498
Oracle Corp. 1.65% 3/25/26	3,618,000	3,384,841
SS&C Technologies, Inc. 5.5% 9/30/27 (b)	2,000,000	1,958,718
UKG, Inc. 6.875% 2/1/31 (b)	300,000	301,902
Veritas U.S., Inc./Veritas Bermuda Ltd. 7.5% 9/1/25 (b)	600,000	548,093
VMware, Inc. 1.4% 8/15/26	2,882,000	2,639,386
		16,564,587
Technology Hardware, Storage & Peripherals - 0.0%
Western Digital Corp. 4.75% 2/15/26	745,000	728,907

TOTAL INFORMATION TECHNOLOGY		50,303,409

MATERIALS - 2.4%
Chemicals - 1.7%
Axalta Coating Systems Dutch Holding B BV 7.25% 2/15/31 (b)	600,000	620,350
International Flavors & Fragrances, Inc. 1.23% 10/1/25 (b)	7,000,000	6,592,900
LSB Industries, Inc. 6.25% 10/15/28 (b)	750,000	721,683
LYB International Finance III LLC 1.25% 10/1/25	6,185,000	5,832,327
Methanex Corp. 5.125% 10/15/27	900,000	869,099
NOVA Chemicals Corp.:
5% 5/1/25(b)	1,100,000	1,085,596
5.25% 6/1/27(b)	450,000	431,076
Nutrien Ltd. 4.9% 3/27/28	8,000,000	7,907,044
SCIH Salt Holdings, Inc. 6.625% 5/1/29 (b)	850,000	800,568
SPCM SA 3.125% 3/15/27 (b)	400,000	366,338
The Chemours Co. LLC 5.375% 5/15/27	1,050,000	996,842
The Mosaic Co. 5.375% 11/15/28	5,750,000	5,750,086
Tronox, Inc. 4.625% 3/15/29 (b)	500,000	453,697
W.R. Grace Holding LLC 7.375% 3/1/31 (b)	200,000	203,004
		32,630,610
Construction Materials - 0.0%
Eco Material Technologies, Inc. 7.875% 1/31/27 (b)	140,000	139,989
VM Consolidated, Inc. 5.5% 4/15/29 (b)	850,000	811,150
		951,139
Containers & Packaging - 0.3%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 4.125% 8/15/26 (b)	820,000	697,205
Berry Global, Inc. 4.875% 7/15/26 (b)	187,000	183,887
Graphic Packaging International, Inc. 6.375% 7/15/32 (b)	405,000	405,803
Mauser Packaging Solutions Holding Co.:
7.875% 4/15/27(b)	500,000	509,430
9.25% 4/15/27(b)	550,000	547,734
Owens-Brockway Glass Container, Inc. 7.25% 5/15/31 (b)	750,000	747,459
Sealed Air Corp. 5% 4/15/29 (b)	2,000,000	1,895,624
Trivium Packaging Finance BV 8.5% 8/15/27 (b)	450,000	448,996
		5,436,138
Metals & Mining - 0.4%
Alcoa Nederland Holding BV 7.125% 3/15/31 (b)	80,000	81,825
Cleveland-Cliffs, Inc. 7% 3/15/32 (b)	300,000	295,865
ERO Copper Corp. 6.5% 2/15/30 (b)	350,000	336,837
Glencore Funding LLC 5.338% 4/4/27 (b)	5,275,000	5,259,594
HudBay Minerals, Inc. 4.5% 4/1/26 (b)	850,000	828,494
Mineral Resources Ltd. 9.25% 10/1/28 (b)	930,000	977,733
Novelis Corp. 3.25% 11/15/26 (b)	950,000	886,974
		8,667,322
TOTAL MATERIALS		47,685,209

REAL ESTATE - 1.8%
Equity Real Estate Investment Trusts (REITs) - 1.8%
American Tower Corp. 1.3% 9/15/25	2,406,000	2,278,618
Boston Properties, Inc. 3.2% 1/15/25	3,000,000	2,950,795
Brixmor Operating Partnership LP 2.25% 4/1/28	4,348,000	3,854,740
Brookfield Property REIT, Inc./BPR Nimbus LLC/BPR Cumulus LLC/GGSI Sellco LLC 5.75% 5/15/26 (b)	1,050,000	1,030,673
Crown Castle, Inc. 1.35% 7/15/25	566,000	539,414
ERP Operating LP 3.375% 6/1/25	3,000,000	2,934,807
Healthcare Realty Holdings LP 3.5% 8/1/26	621,000	591,004
Iron Mountain, Inc. 4.875% 9/15/27 (b)	450,000	434,052
Kite Realty Group Trust 4% 3/15/25	2,778,000	2,735,266
MPT Operating Partnership LP/MPT Finance Corp. 5.25% 8/1/26	1,250,000	1,134,768
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer 7% 2/1/30 (b)	140,000	140,911
Realty Income Corp.:
2.1% 3/15/28	5,695,000	5,076,277
2.2% 6/15/28	456,000	404,383
SBA Communications Corp. 3.875% 2/15/27	1,550,000	1,467,095
Service Properties Trust 7.5% 9/15/25	800,000	813,447
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC 6.5% 2/15/29 (b)	1,950,000	1,353,394
Ventas Realty LP:
2.65% 1/15/25	3,710,000	3,635,525
3% 1/15/30	4,013,000	3,513,572
Vornado Realty LP 2.15% 6/1/26	1,017,000	934,039
		35,822,780
Real Estate Management & Development - 0.0%
Greystar Real Estate Partners 7.75% 9/1/30 (b)	250,000	263,149

TOTAL REAL ESTATE		36,085,929

UTILITIES - 4.4%
Electric Utilities - 2.4%
Cleco Corporate Holdings LLC 3.743% 5/1/26	2,893,000	2,785,439
Duke Energy Corp. 4.3% 3/15/28	9,784,000	9,468,660
Eversource Energy 5.45% 3/1/28	9,000,000	9,003,469
Exelon Corp. 2.75% 3/15/27	681,000	636,464
FirstEnergy Corp.:
1.6% 1/15/26	606,000	568,793
2.05% 3/1/25	3,271,000	3,177,905
Firstenergy Pennsylvania Elect 5.15% 3/30/26 (b)	2,524,000	2,495,458
Georgia Power Co. 4.65% 5/16/28	3,465,000	3,404,604
NextEra Energy Partners LP 7.25% 1/15/29 (b)	1,000,000	1,023,697
PG&E Corp. 5% 7/1/28	450,000	431,378
Southern Co. 5.5% 3/15/29	3,052,000	3,085,327
Vistra Operations Co. LLC:
5% 7/31/27(b)	11,450,000	11,073,730
7.75% 10/15/31(b)	450,000	467,582
		47,622,506
Independent Power and Renewable Electricity Producers - 0.5%
Calpine Corp. 5.125% 3/15/28 (b)	750,000	714,717
Emera U.S. Finance LP 0.833% 6/15/24	4,654,000	4,643,424
Sunnova Energy Corp. 5.875% 9/1/26 (b)	800,000	567,760
The AES Corp. 3.3% 7/15/25 (b)	4,133,000	4,014,250
		9,940,151
Multi-Utilities - 1.5%
Dominion Energy, Inc.:
1.45% 4/15/26	8,000,000	7,429,980
3.071% 8/15/24(e)	5,000,000	4,971,296
NiSource, Inc.:
0.95% 8/15/25	2,873,000	2,718,771
2.95% 9/1/29	3,000,000	2,681,077
5.25% 3/30/28	6,140,000	6,123,438
Sempra 3.4% 2/1/28	2,613,000	2,453,514
WEC Energy Group, Inc.:
CME Term SOFR 3 Month Index + 2.110% 7.6965% 5/15/67(e)(f)	454,000	447,195
5% 9/27/25	2,810,000	2,790,880
		29,616,151
TOTAL UTILITIES		87,178,808

TOTAL NONCONVERTIBLE BONDS		1,391,690,870
TOTAL CORPORATE BONDS (Cost $1,449,630,978)		1,392,129,382

U.S. Treasury Obligations - 7.5%
	Principal Amount (a)	Value ($)
U.S. Treasury Notes:
4.125% 10/31/27	33,823,100	33,285,365
4.125% 3/31/29	66,600,000	65,470,913
4.625% 9/30/28 (g)	49,116,700	49,249,085
TOTAL U.S. TREASURY OBLIGATIONS (Cost $147,440,499)		148,005,363

U.S. Government Agency - Mortgage Securities - 0.2%
	Principal Amount (a)	Value ($)
Fannie Mae - 0.2%
4.5% to 4.5% 3/1/35 to 9/1/49	4,061,150	3,893,108
6.5% 7/1/32 to 8/1/36	81,756	84,144
7% 8/1/28 to 6/1/33	54,374	56,641
7.5% to 7.5% 5/1/27 to 2/1/28	10,142	10,344
8.5% 9/1/25	140	140
TOTAL FANNIE MAE		4,044,377
Freddie Mac - 0.0%
8.5% 2/1/27 to 8/1/27	5,361	5,455
Ginnie Mae - 0.0%
7% to 7% 7/15/28 to 11/15/28	10,538	10,669
7.5% 10/15/28	1,452	1,479
TOTAL GINNIE MAE		12,148
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $4,498,903)		4,061,980

Asset-Backed Securities - 9.3%
	Principal Amount (a)	Value ($)
AASET Trust:
Series 2019-2 Class A, 3.376% 10/16/39 (b)	1,624,737	1,524,861
Series 2021-1A Class A, 2.95% 11/16/41 (b)	2,321,869	2,120,253
Series 2021-2A Class A, 2.798% 1/15/47 (b)	4,631,670	4,086,798
AIMCO CLO Ltd. Series 2022-12A Class AR, CME Term SOFR 3 Month Index + 1.170% 6.4871% 1/17/32 (b)(e)(f)	4,967,898	4,978,072
Apollo Aviation Securitization Equity Trust Series 2020-1A Class A, 3.351% 1/16/40 (b)	553,052	508,787
Ares CLO Series 2024-54A Class AR, CME Term SOFR 3 Month Index + 1.270% 6.5986% 10/15/32 (b)(e)(f)	1,746,000	1,747,765
Ari Fleet Lease Trust 2023-B Series 2023-B Class A2, 6.05% 7/15/32 (b)	4,117,000	4,129,798
Bear Stearns Asset Backed Securities I Trust Series 2005-HE2 Class M2, CME Term SOFR 1 Month Index + 1.230% 6.5644% 2/25/35 (e)(f)	75,277	74,451
Blackbird Capital Aircraft Series 2021-1A Class A, 2.443% 7/15/46 (b)	3,576,770	3,160,505
Carmax Auto Owner Trust 2023-4 Series 2023-4 Class A3, 6% 7/17/28	1,075,000	1,085,512
Carvana Auto Receivables Trust Series 2021-P2 Class A3, 0.49% 3/10/26	704,412	701,633
Castlelake Aircraft Structured Trust Series 2021-1A Class A, 3.474% 1/15/46 (b)	1,958,815	1,842,300
Cedar Funding Ltd.:
Series 2021-10A Class AR, CME Term SOFR 3 Month Index + 1.360% 6.6862% 10/20/32 (b)(e)(f)	2,685,000	2,691,866
Series 2021-14A Class A, CME Term SOFR 3 Month Index + 1.360% 6.6902% 7/15/33 (b)(e)(f)	11,007,000	11,022,531
Cent CLO LP Series 2021-21A Class A1R3, CME Term SOFR 3 Month Index + 1.230% 6.5565% 7/27/30 (b)(e)(f)	2,819,724	2,821,672
CFMT LLC Series 2023 HB12 Class A, 4.25% 4/25/33 (b)	626,659	613,244
Chesapeake Funding II LLC:
Series 2023-2A Class A1, 6.16% 10/15/35 (b)	669,601	673,256
Series 2024-1A Class A1, 5.52% 5/15/36 (b)	1,018,541	1,016,256
Citizens Auto Receivables Trust Series 2024-2 Class A3, 5.33% 8/15/28 (b)	1,059,000	1,056,827
Daimler Trucks Retail Trust 20 Series 2024-1 Class A3, 5.49% 12/15/27	3,072,000	3,072,623
DB Master Finance LLC Series 2021-1A Class A2I, 2.045% 11/20/51 (b)	11,700,000	10,684,864
Dell Equipment Finance Trust 2 Series 2023-3 Class A3, 5.93% 4/23/29 (b)	2,760,000	2,775,499
DLLAD Series 2024-1A Class A3, 5.3% 7/20/29 (b)	279,000	278,693
Dominos Pizza Master Issuer LLC Series 2016-1A Class A2II, 4.474% 10/25/45 (b)	1,855,000	1,815,468
Eaton Vance CLO, Ltd. Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.360% 6.6902% 4/15/31 (b)(e)(f)	9,586,000	9,610,224
Enterprise Fleet Financing Series 2024-2 Class A3, 5.61% 4/20/28 (b)	588,000	588,820
Enterprise Fleet Financing 2023-3 L Series 2023-3 Class A2, 6.4% 3/20/30 (b)	1,726,000	1,742,575
Enterprise Fleet Financing LLC Series 2022-3 Class A2, 4.38% 7/20/29 (b)	772,706	764,316
Flatiron Clo 28 Ltd. / Flatiron Series 2024-1A Class A1, CME Term SOFR 3 Month Index + 1.320% 1.32% 7/15/36 (b)(c)(e)(f)	5,254,000	5,260,194
Flatiron CLO Ltd. / Flatiron CLO LLC Series 2024-1A Class AR, CME Term SOFR 3 Month Index + 1.380% 6.6613% 5/20/36 (b)(e)(f)	2,644,000	2,658,510
Ford Credit Floorplan Master Owner Trust Series 2024-1 Class B, 5.48% 4/15/29 (b)	2,797,000	2,781,533
GMF Floorplan Owner Revolving Trust Series 2024-1A Class A1, 5.13% 3/15/29 (b)	5,280,000	5,254,965
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (b)	795,428	723,837
Madison Park Funding XXXII, Ltd. / Madison Park Funding XXXII LLC Series 2021-32A Class A1R, CME Term SOFR 3 Month Index + 1.260% 6.5862% 1/22/31 (b)(e)(f)	7,881,902	7,900,156
Marlette Funding Trust 2024-1 Series 2024-1A Class A, 5.95% 7/17/34 (b)	316,000	316,025
Metlife Securitization Trust Series 2019-1A Class A1A, 3.75% 4/25/58 (b)	257,861	248,876
Niagara Park CLO, Ltd. Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.260% 6.5787% 7/17/32 (b)(e)(f)	10,020,000	10,038,427
Nissan Master Owner Trust Receiva Series 2024-B Class A, 5.05% 2/15/29 (b)	1,648,000	1,635,452
Palmer Square Loan Funding 202 Series 2024-3A Class A1, CME Term SOFR 3 Month Index + 1.080% 0% 8/8/32 (b)(c)(e)(f)	2,925,000	2,927,027
Palmer Square Loan Funding, Ltd. Series 2021-2A Class A1, CME Term SOFR 3 Month Index + 1.060% 6.3874% 5/20/29 (b)(e)(f)	2,338,178	2,338,879
Palmer Square Loan Funding, Ltd. / Palmer Square Loan Funding LLC Series 2022-1A Class A1, CME Term SOFR 3 Month Index + 1.050% 6.3786% 4/15/30 (b)(e)(f)	5,300,392	5,308,735
Park Place Securities, Inc. Series 2005-WCH1 Class M4, CME Term SOFR 1 Month Index + 1.350% 6.6844% 1/25/36 (e)(f)	16,276	16,037
Porsche Financial Auto Securitization Trust Series 2023-2A Class A3, 5.79% 1/22/29 (b)	2,386,000	2,398,566
Prpm 2021-5, LLC Series 2021-5 Class A1, 1.793% 6/25/26 (b)(e)	4,507,505	4,390,550
Rr 16 Ltd. Series 2021-16A Class A1, CME Term SOFR 3 Month Index + 1.370% 6.7002% 7/15/36 (b)(e)(f)	2,529,000	2,535,611
Sapphire Aviation Finance Series 2020-1A Class A, 3.228% 3/15/40 (b)	4,687,897	4,266,127
SBA Tower Trust:
Series 2019, 2.836% 1/15/50 (b)	2,797,000	2,741,033
1.884% 7/15/50 (b)	1,204,000	1,125,985
SLAM Ltd. / SLAM LLC Series 2021-1A Class A, 2.434% 6/15/46 (b)	11,343,952	9,994,135
Sofi Consumer Loan Program Series 2023-1S Class A, 5.81% 5/15/31 (b)	490,887	490,683
Symphony CLO XXI, Ltd. Series 2021-21A Class AR, CME Term SOFR 3 Month Index + 1.320% 6.6502% 7/15/32 (b)(e)(f)	7,582,000	7,592,880
TCI-Flatiron CLO Ltd. / LLC Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.220% 6.5509% 11/18/30 (b)(e)(f)	4,979,582	4,991,165
Terwin Mortgage Trust Series 2003-4HE Class A1, CME Term SOFR 1 Month Index + 0.970% 6.2994% 9/25/34 (e)(f)	1,647	1,652
Tesla Electric Vehicle Trust 2023-1 Series 2023-1 Class A3, 5.38% 6/20/28 (b)	2,614,000	2,607,663
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, CME Term SOFR 3 Month Index + 0.820% 6.1235% 4/6/42 (b)(e)(f)	304,000	217,406
Upstart Securitization Trust 2 Series 2023-3 Class A, 6.9% 10/20/33 (b)	2,902,119	2,926,263
VCAT Asset Securitization, LLC:
Series 2021-NPL1 Class A1, 5.2891% 12/26/50 (b)	555,379	551,032
Series 2021-NPL2 Class A1, 5.115% 3/27/51 (b)	3,271,077	3,220,384
Series 2021-NPL3 Class A1, 4.743% 5/25/51 (b)(e)	4,870,307	4,734,518
Wheels Fleet Lease Funding 1 L Series 2023-2A Class A, 6.46% 8/18/38 (b)	5,260,000	5,306,381
TOTAL ASSET-BACKED SECURITIES (Cost $188,778,690)		184,690,156

Collateralized Mortgage Obligations - 3.2%
	Principal Amount (a)	Value ($)
Private Sponsor - 2.4%
Angel Oak Mortgage Trust Series 2021-8 Class A1, 1.82% 11/25/66 (b)	4,972,915	4,255,629
Brass PLC Series 2021-10A Class A1, 0.669% 4/16/69 (b)(e)	450,173	441,828
BRAVO Residential Funding Trust sequential payer Series 2020-RPL2 Class A1, 2% 5/25/59 (b)	3,166,789	2,845,458
Cascade Funding Mortgage Trust:
Series 2021-EBO1 Class A, 0.9849% 11/25/50 (b)(e)	430,603	414,050
Series 2021-HB7 Class A, 1.1512% 10/27/31 (b)	1,412,044	1,382,083
Cfmt LLC floater sequential payer Series 2024-HB13 Class A, 3% 5/25/34 (b)(e)	712,000	679,177
CSMC Trust sequential payer Series 2020-RPL4 Class A1, 2% 1/25/60 (b)	887,904	771,542
Csmc Trust sequential payer Series 2021-RPL9 Class A1, 2.4364% 2/25/61 (b)	7,295,585	7,030,847
Finance of America HECM Buyout sequential payer Series 2022-HB1 Class A, 2.6948% 2/25/32 (b)(e)	2,080,800	2,031,293
GCAT Trust sequential payer Series 2021-NQM7 Class A1, 1.915% 8/25/66 (b)	2,564,451	2,270,503
Legacy Mortgage Asset Trust Series 2021-GS5 Class A1, 2.25% 7/25/67 (b)(e)	5,992,407	5,741,636
New Residential Mortgage Loan Trust Series 2019-5A Class A1B, 3.5% 8/25/59 (b)	996,460	907,748
New York Mortgage Trust sequential payer Series 2021-SP1 Class A1, 1.6696% 8/25/61 (b)	2,129,455	1,996,500
Oceanview Mortgage Loan Trust sequential payer Series 2020-1 Class A1A, 1.7329% 5/28/50 (b)	1,964,288	1,764,731
Ocwen Ln Investment Trust 2023-Hb1 Series 2023-HB1 Class A, 3% 6/25/36 (b)	217,381	208,919
Preston Ridge Partners Mortgage Trust:
sequential payer Series 2021-8 Class A1, 1.743% 9/25/26 (b)(e)	5,093,278	4,898,889
Series 2021-2 Class A1, 5.115% 3/25/26 (b)	3,467,212	3,410,319
Series 2021-RPL1 Class A1, 1.319% 7/25/51 (b)	865,048	764,854
Series 2021-RPL2 Class A1, 1.455% 10/25/51 (b)(e)	1,168,424	1,030,083
PRET LLC Series 2022-RN1 Class A1, 3.721% 7/25/51 (b)	3,702,748	3,618,888
RMF Buyout Issuance Trust sequential payer:
Series 2021-HB1 Class A, 1.2586% 11/25/31 (b)	850,147	829,682
Series 2022-HB1 Class A, 4.272% 4/25/32 (b)	54,166	53,853
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, CME Term SOFR 6 Month Index + 1.300% 6.5595% 7/20/34 (e)(f)	420	383
TOTAL PRIVATE SPONSOR		47,348,895
U.S. Government Agency - 0.8%
Fannie Mae:
planned amortization class:
Series 2015-28 Class P, 2.5% 5/25/45	1,354,347	1,227,472
Series 2019-33 Class N, 3% 3/25/48	4,906,544	4,497,609
Series 2015-28 Class JE, 3% 5/25/45	921,908	861,151
Series 2018-3 Class LP, 3% 2/25/47	3,665,629	3,366,110
Series 2019-59 Class AB, 2.5% 10/25/39	1,666,739	1,480,355
Freddie Mac:
planned amortization class Series 2019-4903 Class DA, 3% 10/25/48	2,426,476	2,188,733
sequential payer Series 4873 Class CA, 4% 7/15/47	1,458,258	1,405,438
Series 3949 Class MK, 4.5% 10/15/34	36,591	35,581
Series 4472 Class WL, 3% 5/15/45	451,756	418,677
TOTAL U.S. GOVERNMENT AGENCY		15,481,126
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $67,712,845)		62,830,021

Commercial Mortgage Securities - 6.2%
	Principal Amount (a)	Value ($)
BAMLL Commercial Mortgage Securities Trust:
floater Series 2022-DKLX Class A, CME Term SOFR 1 Month Index + 1.150% 6.467% 1/15/39 (b)(e)(f)	2,178,000	2,163,026
sequential payer Series 2019-BPR Class ANM, 3.112% 11/5/32 (b)	1,767,000	1,590,147
BANK Series 2021-BN33 Class XA, 1.0514% 5/15/64 (e)(h)	20,506,600	1,005,855
Bank of America Commercial Mortgage Trust sequential payer Series 2015-UBS7 Class ASB, 3.429% 9/15/48	3,401,852	3,354,683
Benchmark Mortgage Trust:
sequential payer Series 2018-B2 Class A2, 3.6623% 2/15/51	1,071,812	1,048,457
Series 2019-B14 Class XA, 0.7684% 12/15/62 (e)(h)	24,417,635	581,611
Series 2020-B17 Class XA, 1.4131% 3/15/53 (e)(h)	49,239,325	2,263,665
BLOX Trust floater sequential payer Series 2021-BLOX Class A, CME Term SOFR 1 Month Index + 0.860% 6.1815% 9/15/26 (b)(e)(f)	5,047,000	4,890,526
BPR Trust floater Series 2022-OANA Class A, CME Term SOFR 1 Month Index + 1.890% 7.2148% 4/15/37 (b)(e)(f)	7,152,000	7,192,230
Brookfield floater Series 2024-MF23 Class A, CME Term SOFR 1 Month Index + 1.370% 6.8118% 6/15/41 (b)(e)(f)	1,009,000	1,007,105
BX Commercial Mortgage Trust:
floater:
Series 2021-PAC Class A, CME Term SOFR 1 Month Index + 0.800% 6.1206% 10/15/36 (b)(e)(f)	4,501,000	4,455,990
Series 2021-VINO Class A, CME Term SOFR 1 Month Index + 0.760% 6.0838% 5/15/38 (b)(e)(f)	2,883,803	2,862,174
Series 2022-LP2 Class A, CME Term SOFR 1 Month Index + 1.010% 6.3297% 2/15/39 (b)(e)(f)	4,361,667	4,350,855
Series 2023-XL3 Class A, CME Term SOFR 1 Month Index + 1.760% 7.0782% 12/9/40 (b)(e)(f)	1,520,000	1,529,025
floater sequential payer Series 2019-IMC Class A, CME Term SOFR 1 Month Index + 1.040% 6.3633% 4/15/34 (b)(e)(f)	289,181	286,660
BX Commercial Mtg Trust floater Series 2024-MDHS Class A, 6.8415% 5/15/41 (b)(e)	2,501,000	2,504,126
BX Trust:
floater:
Series 2021-ACNT Class A, CME Term SOFR 1 Month Index + 0.960% 6.2815% 11/15/38 (b)(e)(f)	4,112,261	4,094,442
Series 2022-GPA Class A, CME Term SOFR 1 Month Index + 2.160% 7.4818% 8/15/39 (b)(e)(f)	1,600,344	1,607,345
Series 2024-CNYN Class A, CME Term SOFR 1 Month Index + 1.440% 6.7586% 4/15/29 (b)(e)(f)	2,890,000	2,891,806
floater sequential payer Series 2021-MFM1 Class A, CME Term SOFR 1 Month Index + 0.810% 6.1315% 1/15/34 (b)(e)(f)	1,609,150	1,601,141
CF Hippolyta Issuer LLC sequential payer:
Series 2020-1 Class A1, 1.69% 7/15/60 (b)	6,624,464	6,248,035
Series 2021-1A Class A1, 1.53% 3/15/61 (b)	5,329,541	4,851,818
Citigroup Commercial Mortgage Trust sequential payer Series 2016-GC36 Class AAB, 3.368% 2/10/49	763,940	750,150
COMM Mortgage Trust sequential payer Series 2020-SBX Class A, 1.67% 1/10/38 (b)	8,241,000	7,474,317
Credit Suisse Mortgage Trust sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (b)	1,977,755	1,862,093
ELP Commercial Mortgage Trust floater Series 2021-ELP Class A, CME Term SOFR 1 Month Index + 0.810% 6.1325% 11/15/38 (b)(e)(f)	6,065,939	6,016,653
Extended Stay America Trust floater Series 2021-ESH Class A, CME Term SOFR 1 Month Index + 1.190% 6.5115% 7/15/38 (b)(e)(f)	1,910,907	1,909,526
GS Mortgage Securities Trust:
floater Series 2021-IP Class A, CME Term SOFR 1 Month Index + 1.060% 6.3815% 10/15/36 (b)(e)(f)	2,682,000	2,658,533
Series 2011-GC5 Class A/S, 5.1513% 8/10/44 (b)(e)	3,079,910	2,987,871
Series 2013-GC13 Class A/S, 3.8427% 7/10/46 (b)(e)	4,800,374	4,581,957
JPMBB Commercial Mortgage Securities Trust sequential payer Series 2014-C22 Class A4, 3.8012% 9/15/47	2,038,166	2,027,234
JPMCC Commercial Mortgage Securities Trust sequential payer Series 2016-JP4 Class A2, 2.9838% 12/15/49	240,098	232,791
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2019-BKWD Class A, CME Term SOFR 1 Month Index + 1.610% 6.9315% 9/15/29 (b)(e)(f)	1,268,309	1,208,460
Series 2018-WPT Class AFX, 4.2475% 7/5/33 (b)	2,708,000	2,504,900
LIFE Mortgage Trust floater Series 2021-BMR Class A, CME Term SOFR 1 Month Index + 0.810% 6.1315% 3/15/38 (b)(e)(f)	3,997,740	3,937,774
Merit floater Series 2021-STOR Class A, CME Term SOFR 1 Month Index + 0.810% 6.1315% 7/15/38 (b)(e)(f)	2,266,000	2,259,786
Morgan Stanley BAML Trust sequential payer Series 2016-C28 Class A3, 3.272% 1/15/49	1,470,759	1,417,981
Morgan Stanley Capital I Trust:
sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (b)	3,837,000	3,621,373
Series 2021-L6 Class XA, 1.2029% 6/15/54 (e)(h)	6,985,432	364,181
Open Trust 2023-Air sequential payer Series 2023-AIR Class A, CME Term SOFR 1 Month Index + 3.080% 8.4059% 10/15/28 (b)(e)(f)	1,375,134	1,394,901
SREIT Trust floater Series 2021-MFP Class A, CME Term SOFR 1 Month Index + 0.840% 6.1621% 11/15/38 (b)(e)(f)	3,881,036	3,866,621
Voya CLO Ltd. floater Series 2024-2A Class AR, CME Term SOFR 3 Month Index + 1.200% 6.5246% 7/20/32 (b)(e)(f)	5,300,000	5,307,950
Wells Fargo Commercial Mortgag Trust sequential payer Series 2015-NXS3 Class ASB, 3.371% 9/15/57	305,896	300,029
Wells Fargo Commercial Mortgage Trust sequential payer:
Series 2015-C27 Class ASB, 3.278% 2/15/48	350,850	347,793
Series 2015-LC22 Class ASB, 3.571% 9/15/58	1,424,994	1,404,832
Series 2017-RC1 Class ASB, 3.453% 1/15/60	1,729,546	1,685,351
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $127,409,890)		122,503,779

Foreign Government and Government Agency Obligations - 0.2%
	Principal Amount (a)	Value ($)
United Mexican States 3.25% 4/16/30 (Cost $3,513,487)	3,525,000	3,094,950

Bank Loan Obligations - 1.2%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.1%
Consolidated Communications, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9437% 10/2/27 (e)(f)(i)	290,000	275,375
Windstream Services LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 6.250% 11.6792% 9/21/27 (e)(f)(i)	349,078	348,788
		624,163
Media - 0.1%
Univision Communications, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6937% 1/31/29 (e)(f)(i)	2,503,613	2,467,636
TOTAL COMMUNICATION SERVICES		3,091,799
CONSUMER DISCRETIONARY - 0.2%
Automobile Components - 0.0%
Power Stop LLC 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.1973% 1/26/29 (e)(f)(i)	110,000	106,700
Automobiles - 0.0%
CWGS Group LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.9355% 6/3/28 (e)(f)(i)	463,805	452,052
Broadline Retail - 0.1%
Great Outdoors Group LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1937% 3/5/28 (e)(f)(i)	1,221,867	1,222,441
Diversified Consumer Services - 0.0%
Spin Holdco, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.5854% 3/4/28 (e)(f)(i)	932,596	800,867
Leisure Products - 0.0%
Hayward Industries, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.1937% 5/28/28 (e)(f)(i)	408,949	409,554
Specialty Retail - 0.1%
Empire Today LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.5911% 4/1/28 (e)(f)(i)	523,654	375,502
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1792% 12/18/27 (e)(f)(i)	523,653	521,427
Tory Burch LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.6937% 4/16/28 (e)(f)(i)	638,359	639,042
		1,535,971
TOTAL CONSUMER DISCRETIONARY		4,527,585
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Del Monte Foods, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.7359% 5/16/29 (e)(f)(i)	408,962	317,457
FINANCIALS - 0.1%
Capital Markets - 0.0%
Hightower Holding LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.5861% 4/21/28 (e)(f)(i)	872,762	877,126
Insurance - 0.1%
Alliant Holdings Intermediate LLC Tranche B6 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8201% 11/6/30 (e)(f)(i)	408,972	410,490
Asurion LLC 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.4292% 8/19/28 (e)(f)(i)	408,962	403,907
USI, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.3019% 11/22/29 (e)(f)(i)	408,972	409,541
		1,223,938
TOTAL FINANCIALS		2,101,064
HEALTH CARE - 0.1%
Health Care Equipment & Supplies - 0.0%
Medline Borrower LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0792% 10/23/28 (e)(f)(i)	422,482	425,122
Health Care Providers & Services - 0.0%
MED ParentCo LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3292% 4/7/31 (e)(f)(i)	463,786	465,980
Health Care Technology - 0.1%
Athenahealth Group, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.5792% 2/15/29 (e)(f)(i)	932,627	930,034
TOTAL HEALTH CARE		1,821,136
INDUSTRIALS - 0.3%
Building Products - 0.0%
Acproducts Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.8135% 5/17/28 (e)(f)(i)	243,359	205,775
Oscar AcquisitionCo LLC 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 9.9019% 4/29/29 (e)(f)(i)	523,671	523,969
		729,744
Commercial Services & Supplies - 0.2%
ABG Intermediate Holdings 2 LLC Tranche B1 LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9292% 12/21/28 (e)(f)(i)	583,515	586,800
Allied Universal Holdco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 9.1792% 5/14/28 (e)(f)(i)	1,570,972	1,570,705
Brand Industrial Services, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8268% 8/1/30 (e)(f)(i)	14,962	15,040
LRS Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 9.6937% 6/28/28 (e)(f)(i)	758,061	737,215
Neptune BidCo U.S., Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.4059% 4/11/29 (e)(f)(i)	463,829	443,986
		3,353,746
Construction & Engineering - 0.1%
SRS Distribution, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9437% 6/4/28 (e)(f)(i)	987,462	993,534
TOTAL INDUSTRIALS		5,077,024
INFORMATION TECHNOLOGY - 0.1%
Software - 0.1%
Ascend Learning LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9292% 12/10/28 (e)(f)(i)	932,615	931,300
Maverick Bidco, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.2295% 5/18/28 (e)(f)(i)	289,258	287,812
		1,219,112
MATERIALS - 0.2%
Chemicals - 0.2%
American Rock Salt Co. LLC 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4302% 6/4/28 (e)(f)(i)	239,385	216,344
ARC Falcon I, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.9292% 9/30/28 (e)(f)(i)	408,955	408,955
Aruba Investment Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4292% 11/24/27 (e)(f)(i)	408,951	405,373
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8292% 11/15/30 (e)(f)(i)	410,000	407,778
Discovery Purchaser Corp. 1LN, term loan CME Term SOFR 3 Month Index + 4.370% 9.6813% 10/4/29 (e)(f)(i)	408,975	408,721
Hexion Holdings Corp. 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 9.9767% 3/15/29 (e)(f)(i)	408,959	408,959
Olympus Water U.S. Holding Corp. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.750% 9.321% 11/9/28 (e)(f)(i)	758,061	760,813
SCIH Salt Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 8.8295% 3/16/27 (e)(f)(i)	234,265	235,272
W.R. Grace Holding LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.750% 9.321% 9/22/28 (e)(f)(i)	583,508	584,861
		3,837,076
Containers & Packaging - 0.0%
Clydesdale Acquisition Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.670% 9.1042% 4/13/29 (e)(f)(i)	1,221,891	1,228,000
TOTAL MATERIALS		5,065,076
UTILITIES - 0.0%
Electric Utilities - 0.0%
Brookfield WEC Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0792% 1/20/31 (e)(f)(i)	640,000	643,078
TOTAL BANK LOAN OBLIGATIONS (Cost $24,005,478)		23,863,331

Bank Notes - 0.5%
	Principal Amount (a)	Value ($)
Citizens Bank NA 2.25% 4/28/25	4,046,000	3,918,852
First Citizens Bank & Trust Co. 2.969% 9/27/25 (e)	6,655,000	6,581,609
TOTAL BANK NOTES (Cost $10,744,824)		10,500,461

Preferred Securities - 0.1%
	Principal Amount (a)	Value ($)
FINANCIALS - 0.1%
Banks - 0.1%
Citigroup, Inc. 7.125% (e)(j)	375,000	373,973
Wells Fargo & Co. 7.625% (e)(j)	300,000	315,905
		689,878
Consumer Finance - 0.0%
Ally Financial, Inc. 4.7% (e)(j)	750,000	599,787
TOTAL PREFERRED SECURITIES (Cost $1,286,003)		1,289,665

Money Market Funds - 1.2%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (k) (Cost $24,759,318)	24,754,367	24,759,318

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $2,049,780,915)	1,977,728,406
NET OTHER ASSETS (LIABILITIES) - 0.0%	(512,882)
NET ASSETS - 100.0%	1,977,215,524

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	169	Sep 2024	34,425,828	(31,979)	(31,979)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	2,585	Sep 2024	273,484,922	(832,460)	(832,460)

TOTAL FUTURES CONTRACTS					(864,439)
The notional amount of futures purchased as a percentage of Net Assets is 15.5%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $812,520,535 or 41.1% of net assets.

(c)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(e)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,061,823.
(h)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(i)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(j)	Security is perpetual in nature with no stated maturity date.
(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	24,907,372	857,509,465	857,657,389	951,237	(130)	-	24,759,318	0.1%
Total	24,907,372	857,509,465	857,657,389	951,237	(130)	-	24,759,318

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  Corporate Bonds, U.S. Treasury Obligations, Foreign Government and Government Agency Obligations, Bank Loan Obligations, Bank Notes and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  U.S. Government Agency - Mortgage Securities, Asset-Backed Securities, Collateralized Mortgage Obligations and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

The Fund invests a significant portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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